Invested Assets and Investment Income - Summary of Invested Assets and Segregated Funds Net Assets, Measured at Fair Value (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [Line Items]
Debt securities	$ 203,904	$ 224,139
Public equities	23,519	28,067
Real estate - investment property	13,272	13,233
Other invested assets	42,783	35,306
Segregated funds net assets	348,562	399,788
Total assets	848,941	917,643
FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	1,933	2,214
Debt securities	120,897	133,763
Public equities	21,989	25,716
AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	10,926	14,339
Debt securities	7,745	7,332
Public equities	1,530	2,351
Other cash and short-term securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	6,294	6,041
Real estate [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate - investment property	11,394	11,421
Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	30,256	24,300
Canadian government and agency [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	21,266	22,670
Canadian government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	14,798	18,706
Canadian government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	6,468	3,964
U.S. government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	9,440	12,607
U.S. government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	14,384	18,792
Other government and agency [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	26,473	24,759
Other government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	22,986	21,888
Other government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	3,487	2,871
Residential mortgage asset-backed securities [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	7	8
Residential mortgage asset-backed securities [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1	1
Commercial mortgage asset-backed securities [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	570	1,103
Commercial mortgage asset-backed securities [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	24	79
Other securitized assets [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,575	1,647
Other securitized assets [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	111	58
Financial assets at fair value, class [Member]
Disclosure of fair value measurement of assets [Line Items]
Total assets	635,377	708,989
Level 1 [Member]
Disclosure of fair value measurement of assets [Line Items]
Segregated funds net assets	314,436	361,447
Level 1 [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Public equities	21,918	25,716
Level 1 [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Public equities	1,530	2,349
Level 1 [Member] | Other cash and short-term securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	6,294	6,041
Level 1 [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	26	257
Level 1 [Member] | Financial assets at fair value, class [Member]
Disclosure of fair value measurement of assets [Line Items]
Total assets	344,204	395,810
Level 2 [Member]
Disclosure of fair value measurement of assets [Line Items]
Segregated funds net assets	30,141	34,060
Level 2 [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	1,933	2,214
Debt securities	120,865	133,723
Level 2 [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	10,926	14,339
Debt securities	7,745	7,331
Public equities		2
Level 2 [Member] | Canadian government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	14,798	18,706
Level 2 [Member] | Canadian government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	6,468	3,964
Level 2 [Member] | U.S. government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	9,440	12,607
Level 2 [Member] | U.S. government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	14,384	18,792
Level 2 [Member] | Other government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	22,986	21,888
Level 2 [Member] | Other government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	3,478	2,871
Level 2 [Member] | Residential mortgage asset-backed securities [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	7	8
Level 2 [Member] | Residential mortgage asset-backed securities [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1	1
Level 2 [Member] | Commercial mortgage asset-backed securities [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	570	1,103
Level 2 [Member] | Commercial mortgage asset-backed securities [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	24	79
Level 2 [Member] | Other securitized assets [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,549	1,619
Level 2 [Member] | Other securitized assets [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	111	58
Level 2 [Member] | Financial assets at fair value, class [Member]
Disclosure of fair value measurement of assets [Line Items]
Total assets	245,426	273,365
Level 3 [Member]
Disclosure of fair value measurement of assets [Line Items]
Segregated funds net assets	3,985	4,281
Total assets	42,575	41,915	$ 38,234
Level 3 [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	32	40
Public equities	71
Level 3 [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities		1
Level 3 [Member] | Real estate [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate - investment property	11,394	11,421
Total assets	41,762	35,533	30,589
Level 3 [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	30,230	24,043
Level 3 [Member] | Other invested assets [Member] | Real estate [Member]
Disclosure of fair value measurement of assets [Line Items]
Total assets	30,230	24,043	$ 19,049
Level 3 [Member] | Other government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	9
Level 3 [Member] | Other securitized assets [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	26	28
Level 3 [Member] | Financial assets at fair value, class [Member]
Disclosure of fair value measurement of assets [Line Items]
Total assets	$ 45,747	$ 39,814